Property and equipment (Details) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		R$ 106,839	R$ 92,144	R$ 70,033
Purchases		40,316	25,995	25,544
Disposals		(11,365)	(9)	(45)
Business combinations		78,124		7,179
Depreciation		(19,340)	(15,816)	(10,567)
Property, plant and equipment at end of period		194,575	106,839	92,144
Depreciation term before the assets not been classified as held for sale for property and equipment	8 months
Depreciation before the assets not been classified as held for sale for property and equipment	R$ 815
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		193,495	167,509	120,017
Property, plant and equipment at end of period			193,495	167,509
Accumulated amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(86,655)	(70,840)	(49,984)
Property, plant and equipment at end of period			(86,655)	(70,840)
IT Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		15,446	9,884	8,975
Purchases		8,701	9,166	3,905
Disposals				(30)
Transfer to held for sale				84
Business combinations		20,158
Depreciation		(11,017)	(3,604)	(3,050)
Property, plant and equipment at end of period		33,287	15,446	9,884
IT Equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		3,365	24,484	19,174
Property, plant and equipment at end of period		90,947	3,365	24,484
IT Equipment | Accumulated amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(18,204)	(14,600)	(10,199)
Property, plant and equipment at end of period		(57,660)	(18,204)	(14,600)
Furniture, equipment and facilities
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		32,518	27,573	20,173
Purchases		6,472	8,645	7,271
Disposals		(827)	(9)	(15)
Transfer to held for sale				3,249
Business combinations		45,352
Depreciation		(3,526)	(3,691)	(3,105)
Property, plant and equipment at end of period		79,990	32,518	27,573
Furniture, equipment and facilities | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		61,178	52,541	37,521
Property, plant and equipment at end of period		156,004	61,178	52,541
Furniture, equipment and facilities | Accumulated amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(28,659)	(24,968)	(17,348)
Property, plant and equipment at end of period		(76,014)	(28,659)	(24,968)
Library books
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		2,976	4,532	5,070
Purchases		225
Transfer to held for sale				1,192
Business combinations		2,471
Depreciation		(1,466)	(1,556)	(1,730)
Property, plant and equipment at end of period		4,208	2,976	4,532
Library books | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		20,995	20,994	17,789
Property, plant and equipment at end of period		37,719	20,995	20,994
Library books | Accumulated amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(18,018)	(16,462)	(12,719)
Property, plant and equipment at end of period		(33,511)	(18,018)	(16,462)
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Purchases		624
Business combinations		1,365
Depreciation		(829)
Property, plant and equipment at end of period		1,160
Vehicles | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at end of period		5,215
Vehicles | Accumulated amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at end of period		(4,055)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Business combinations		4,566
Property, plant and equipment at end of period		4,566
Land | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at end of period		4,566
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		54,719	54,652	34,389
Purchases		11,149	2,688	8,862
Transfers		5,362	4,344	6,972
Disposals		(10,537)
Business combinations		2,526		7,111
Depreciation		(2,502)	(6,965)	(2,682)
Property, plant and equipment at end of period		60,716	54,719	54,652
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		76,494	69,462	44,107
Property, plant and equipment at end of period		85,432	76,494	69,462
Leasehold improvements | Accumulated amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(21,774)	(14,810)	(9,718)
Property, plant and equipment at end of period		(24,716)	(21,774)	(14,810)
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		1,180	28	1,426
Purchases		13,144	5,496	5,506
Transfers		(5,362)	(4,344)	(6,972)
Business combinations		1,686		68
Property, plant and equipment at end of period		10,648	1,180	28
Construction in progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		118	28	1,426
Property, plant and equipment at end of period		R$ 10,648	R$ 118	R$ 28